BUSINESS AND GEOGRAPHIC SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2014
BUSINESS AND GEOGRAPHIC SEGMENT INFORMATION [Abstract]
BUSINESS AND GEOGRAPHIC SEGMENT INFORMATION
13.	BUSINESS AND GEOGRAPHIC SEGMENT INFORMATION

The Company organizes its business and evaluates performance by its operating segments, Ocean, River and Offshore Supply Business.  The accounting policies of the reportable segments are the same as those for the consolidated financial statements (Note 2).  The Company does not have significant intersegment transactions. These segments and their respective operations are as follows:

River Business: In our River Business, we own and operate several dry and tanker barges, and push boats. The dry barges transport basically agricultural and forestry products, iron ore and other cargoes, while the tanker barges carry petroleum products, vegetable oils and other liquids. We operate our pushboats and barges on the navigable waters of Parana, Paraguay and Uruguay Rivers and part of the River Plate in South America, also known as the Hidrovia region.  In addition, we use one barge, our Parana Iron (former Parana Petrol) as an iron ore floating transshipment and storage station. River Business transportation services contributed 44%, 44% and 42% of consolidated operating revenues for the years ended December 31, 2014, 2013 and 2012, respectively. The Company also has a shipyard that should promote organic growth and from time to time make external sales. Third party shipyard sales contributed 4%, 16% and 10% of consolidated operating revenues for the years ended December 31, 2014, 2013 and 2012, respectively.

Offshore  Supply  Business:    We  operate  our  Offshore Supply Business, using PSVs  owned by UP Offshore (Bahamas), which are designed to transport supplies such as containerized equipment, drill casing, pipes and heavy loads on deck, along with fuel, water, drilling fluids and bulk cement in under deck tanks and a variety of other supplies to drilling rigs and platforms.  Our Offshore Supply Business fleet consists of fourteen PSVs in operation which eleven of them are chartered under medium term contracts with Petroleo Brasileiro SA (Petrobras) in Brazil, another one that will enter into operation during the second half of 2015 and two in the North Sea. Offshore Supply Business transportation services contributed 33%, 23% and 25% of consolidated operating revenues for the years ended December 31, 2014, 2013 and 2012, respectively.

Ocean Business: In our Ocean Business, we operate six oceangoing vessels: four product tankers (one of which is on lease to us), and two container feeder vessels under a container line service in Argentina cabotage trade, which transport mostly foreign containers from the transshipment port of Buenos Aires, Argentina and Montevideo, Uruguay to the southern region of Patagonia in Argentina. Our Handy size/small product tanker vessels transport liquid bulk goods such as petroleum and petroleum derivatives on major trade routes around the globe. Ocean Business transportation services contributed 19%, 17%, and 23% of consolidated operating revenues for the years ended December 31, 2014, 2013 and 2012, respectively.

All of the Company's operating revenues were derived from its foreign operations.  The following represents the Company's revenues attributed by geographical region in which services are provided to customers.

	For the years ended December 31,
	2014	2013	2012
Revenues (1)
−South America	$308,632	$338,115	$238,572
−Europe	43,574	13,934	28,320
−Central America	1,875	50,405	35,333
−North America	2,630	1,553	7,438
−Asia	6,964	7,210	3,506
	$363,675	$411,217	$313,169

(1)	Classified by country of domicile of charterers/customers.

The Company's vessels are highly mobile and regularly and routinely moved between countries within a geographical region of the world.  In addition, these vessels may be redeployed among the geographical regions as changes in market conditions dictate.  Because of this mobility, long-lived assets, primarily vessels and equipment cannot be allocated to any one country.

The following represents the Company's vessels and equipment based upon the assets' physical location as of the end of each applicable period presented:

	At December 31,
	2014	2013
Vessels and equipment, net

−South America	$648,147	$589,736
−Europe	64,971	24,376
−Asia (1)	-	96,994
−Other	4,287	4,325
	$717,405	$715,431

(1)	At December 31, 2013 corresponds to our three PSVs newbuilt resales, which were in a yard in China for certains upgrade works.

For the years ended December 31, 2014, 2013 and 2012 85%, 82% and 76% of the Company's revenues, respectively, are concentrated in South America and at December 31, 2014 and 2013, 90% and 82% of the Company's vessels and equipment, respectively, are located in South America.

For the year ended December 31, 2014 revenues from charterers/customers domiciled in Argentina, Brazil, Uruguay and Paraguay represented 21%, 29%, 5% and 25%, of the Company's consolidated revenues, respectively.

For the year ended December 31, 2013 revenues from charterers/customers domiciled in Argentina, Brazil, Uruguay and Paraguay represented 19%, 25%, 6% and 27%, of the Company's consolidated revenues, respectively.

For the year ended December 31, 2012 revenues from charterers/customers domiciled in Argentina, Brazil, Uruguay and Paraguay represented 28%, 29%, 4% and 12%, of the Company's consolidated revenues, respectively.

As a result, the Company's financial condition and results of operations depend, to a significant extent, on macroeconomic, regulatory and political conditions prevailing in South America.

Revenue by segment consists only of services provided to external customers, as reported in the consolidated statement of operations. Resources are allocated based on segment profit or loss from operation, before interest and taxes.

Identifiable assets represent those assets used in the operations of each segment.

The following schedule presents segment information about the Company's operations for the year ended December 31, 2014:

	River Business	Offshore Supply Business	Ocean Business (1)	Total

Transportation revenues	$159,089	$119,581	$68,984	$347,654
Manufacturing revenues	16,021	-	-	16,021
Running and voyage expenses	141,748	59,197	56,187	257,132
Manufacturing cost	10,470	-	-	10,470
Depreciation and amortization	28,918	17,118	7,381	53,417
Segment operating (loss) profit	(30,045)	28,979	(12,273)	(13,339)
Segment assets	493,926	323,056	31,266	848,248
Investments in and receivables from affiliates	3,720	-	186	3,906
Loss from investment in affiliates	(1,023)	-	(33)	(1,056)
Additions to long-lived assets	51,533	4,610	3,091	59,234

(1)	Includes an impairment charge for our product tankers Miranda I and Alejandrina totaling $10,511.

The following schedule presents segment information about the Company's operations for the year ended December 31, 2013:

	River Business	Offshore Supply Business	Ocean Business	Total

Transportation revenues	$181,223	$93,154	$71,265	$345,642
Manufacturing revenues	65,575	-	-	65,575
Running and voyage expenses	146,146	45,497	60,173	251,816
Manufacturing cost	45,662	-	-	45,662
Depreciation and amortization	23,977	11,676	6,882	42,535
Segment operating (loss) profit	10,616	29,055	(4,505)	35,166
Segment assets	446,539	363,575	81,556	891,670
Investments in and receivables from affiliates	4,216	-	220	4,436
Loss from investment in affiliates	(490)	-	(30)	(520)
Additions to long-lived assets	9,309	104,332	8,974	122,615

The following schedule presents segment information about the Company's operations for the year ended December 31, 2012:

	River Business	Offshore Supply Business	Ocean Business		Total

Transportation revenues	$132,972	$76,661	$73,229		$282,862
Manufacturing revenues	30,307	-	-		30,307
Running and voyage expenses	130,179	43,405	62,369		235,953
Manufacturing cost	18,474	-	-		18,474
Depreciation and amortization	21,996	10,938	10,918		43,852
Segment operating (loss) profit	(18,963)	17,615	(23,771	)(1)	(25,119)
Segment assets	387,484	263,315	123,033		773,832
Investments in and receivables from affiliates	4,032	-	250		4,282
Loss from investment in affiliates	(1,168)	-	(7)		(1,175)
Additions to long-lived assets	24,634	13,405	1,977		40,016

(1)  Includes an impairment charge for our product tanker M/V Amadeo of $16,000.

Reconciliation of total assets of the segments to amount included in the consolidated balance sheets were as follow:

	At December 31,
	2014	2013

Total assets for reportable segments	$848,248	$891,670
Other assets	13,831	15,716
Corporate cash and cash equivalents	34,982	72,625
Consolidated total assets	$897,061	$980,011

Major customer

For the year ended December 31, 2014 revenues from Petrobras Group, a customer of Ultrapetrol River, Ocean and Offshore Supply Business represented $118,600 or 33% ($105,000 or 29% from Petroleo Brasileiro SA) of the Company's consolidated revenues and revenues from one customer of Ultrapetrol River Business represented $40,800 or 11% of the Company's consolidated revenues.

For the year ended December 31, 2013 revenues from Petrobras Group, a customer of Ultrapetrol River, Ocean and Offshore Supply Business represented $100,400 or 24% of the Company consolidated revenues, revenues from one customer of Ultrapetrol River business represented $64,400 or 16% of the Company's consolidated revenues and revenues from otrher customer of Ultrapetrol River business represented $55,600 or 14% ($48,300 or 12% for sale of river barges) of the Company's consolidated revenues.

For the year ended December 31, 2012 revenues from Petrobras Group, a customer of Ultrapetrol River, Ocean and Offshore Supply Business represented $92,000 or 29% of the Company's consolidated revenues and revenues from one customer of Ultrapetrol River Business represented $49,600 or 16% of the Company's consolidated revenues.

The loss of any of these significant customers could have a material adverse effect on the Company´s results of operations if there were not replaced by other customers.